Other Operating, Net (Tables)	3 Months Ended
Mar. 31, 2015
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense
Amounts associated with these components for the respective periods are as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Foreign currency gains (losses)	$936	$(1,926)
Other operating income (expense)	487	857
Total	$1,423	$(1,069)